Active Bond ETF Investment Strategy - Active Bond ETF	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to outperform (based on the Fund’s total return, gross of fees) the Bloomberg U.S. Aggregate Index (the Benchmark) over a market cycle, typically a 3-5 year time horizon. As a matter of non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets, plus the amount of any borrowings for investment purposes. As part of its main investment strategy, the Fund will invest primarily in investment grade corporate bonds, U.S. Treasury obligations, including treasury coupon strips and treasury principal strips, other U.S. government and agency securities, and asset-backed and mortgage-backed securities. Generally, the Fund’s bond holdings will have intermediate to long maturities. The Fund’s average weighted maturity will normally range between 4 and 12 years. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in the Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. The dollar weighted average quality of the securities in the Fund generally will be A- or higher (or the equivalent). In addition, all securities will be U.S. dollar-denominated. The weighted average effective duration of the Fund will typically remain within +/-20% of the Benchmark. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The Fund may also invest in private placements, restricted securities and other unregistered securities. Securities issued under Rule 144A or other private placements are eligible investments. The Fund may invest in sub-prime mortgage-related securities. All securities will be rated investment grade (or the unrated equivalent) at the time of purchase. While the Fund may not purchase below investment grade securities, it may hold up to 5% in below investment grade securities. In addition, all securities will be U.S. dollar-denominated, although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. As part of its principal investment strategy, the Fund may invest in debt securities structured as private placements, restricted securities and other unregistered securities. In addition to direct investments in securities, derivatives, which are instruments that have value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund has flexibility to invest in derivatives to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. The Fund may use futures contracts, options, and swaps. The Fund’s Assets may be invested in foreign securities, which will be denominated in USD. Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States.Securitized sectors (agency mortgage-backed securities (MBS), asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), and non-agency residential mortgage-backed securities (RMBS)) will be a minimum of the sector’s representation within the Benchmark plus 20%. Credit sector exposure will be limited to the sector’s representation within the Benchmark minus 10%. For liquidity, as a result of cash flows due to contributions and withdrawals, and for temporary defensive purposes in order to respond to unusual market conditions, the Fund may invest all or any portion of its assets in cash and cash equivalents. As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including affiliated money market funds. Investment Process: The Portfolio Management (PM) team buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the PM team looks for individual fixed income investments that it believes will perform well over market cycles. The team is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities or countries that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors.